Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2023
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest
	June 30,	December 31,
	2023	2022
Beginning Balance	$(2,148,964)	$(1,724,627)
Proportionate shares of net loss	(118,721)	(434,873)
Foreign currency translation adjustment	5,266	10,536
Total	$(2,262,419)	$(2,148,964)